SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of basic and diluted loss per share (Details) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	23 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Numerator:
Loss from continuing operations	$ (714,316)	$ (2,932,574)	$ (9,848)	$ (5,527,637)	$ (5,537,485)	$ (6,251,801)
Loss from discontinued operations	$ 108,780	$ (27,305)	$ (99,474)	$ (1,410,671)	$ (1,510,145)	$ (1,401,365)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	45,546,345	32,894,061	7,469,388	36,238,712	24,948,719	28,225,822
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.02)	$ (0.09)	$ 0.00	$ (0.15)	$ (0.22)	$ (0.22)
Loss from discontinued operations	$ 0.00	$ 0.00	$ (0.01)	$ (0.04)	$ (0.06)	$ (0.05)